Trade Account Receivables - Schedule of Trade Account Receivables (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Trade Account Receivables [Abstract]
Trade account receivables	$ 1,490,035	$ 1,404,541		$ 1,092,855
Expected credit loss	(356,942)	(332,086)		(121,792)
Total trade receivables	$ 1,133,093	$ 1,072,455	[1]	$ 971,063

[1]	Details of the restatement are shown in note 2b.